Lease (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Supplemental Balance Sheet Information Related to Leases
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB
Operating lease right-of-use assets	20,715	19,349
Operating lease liabilities	40,825	32,241

Summary of Lease Cost	For the years ended December 31, 2023, 2024 and 2025, total lease cost comprised of the following:

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	34,142	33,393	10,629
Short term lease cost	3,639	1,109	7,557

Total lease cost	37,781	34,502	18,186

Summary of Operating Lease Liabilities
The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2025:

As of December 31 2025,
RMB
2026	18,532
2027	14,474
2028	1,077

Total operating lease payments (undiscounted)	34,083
Less: Imputed interest	(1,842)

Total operating lease liabilities (discounted)	32,241

Summary of Supplemental Cash Flow Information Related to the Operating Leases
Supplemental cash flow information related to the operating leases was as follow:

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in operating lease liabilities	28,910	17,826